STOCK OPTIONS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Share price	$ 0
Exercise price	0	$ 0.30
Expected dividend yield	$ 0	$ 0	$ 0
Risk-free interest rate	0.00%
Expected volatility	0.00%
Expected option life in years	0 years	10 years	10 years
Minimum [Member]
Statement [Line Items]
Share price		$ 0.40	$ 0.40
Exercise price			$ 0.38
Risk-free interest rate		2.93%	2.93%
Expected volatility		116.39%	116.39%
Maximum [Member]
Statement [Line Items]
Share price		$ 1.30	$ 1.30
Exercise price			$ 3.43
Risk-free interest rate		3.57%	3.57%
Expected volatility		119.84%	119.84%